Cover	3 Months Ended
Mar. 31, 2026
Entity Addresses [Line Items]
Document Type	POS AM
Amendment Flag	true
Amendment Description	On December 30, 2025, AMC Robotics Corporation (the “Company” or “we,” “us,” “our” or similar terms) filed a registration statement on Form S-1 (File No. 333-292488) (the “Initial Registration Statement”) with the Securities and Exchange Commission (the “SEC”). The Initial Registration Statement was declared effective by the SEC on January 22, 2026 and initially registered for resale by selling the securityholders identified in the prospectus an aggregate of up to 24,600,328 shares of common stock, which are held or may be held by the selling securityholders named in the prospectus contained in the Initial Registration Statement. This Post-Effective Amendment No. 1 to Form S-1 (“Post-Effective Amendment No. 1”) is being filed by the Company pursuant to Section 10(a)(3) of the Securities Act of 1933, as amended, to update the Registration Statement to include the audited consolidated financial statements and the notes thereto included in the Registrant’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025, filed with the SEC on April 20, 2026, as amended, and certain other information in such Initial Registration Statement. No additional securities are being registered hereunder. All applicable registration fees were paid at the time of the original filing of the Initial Registration Statement.
Entity Registrant Name	AMC ROBOTICS CORPORATION
Entity Central Index Key	0001937891
Entity Tax Identification Number	41-3041844
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	12 East 49th Street
Entity Address, Address Line Two	Suite 1805
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(734)
Local Phone Number	709-5127
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	28 Liberty Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10005
City Area Code	(212)
Local Phone Number	894-8940
Contact Personnel Name	CT Corporation System